AMERITAS LIFE INSURANCE CORP.
                                  ("Ameritas")
               AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
                              ("Separate Account")

                                  Supplement to
               Genesis No Load Variable Annuity (POLICY FORM 6151)
                                   Prospectus
                              Dated April 13, 2005
                          Supplement Dated May 1, 2005


Effective May 1, 2005, the Transfer Rules are revised to reflect that we must receive requests for Subaccount orders, transfers and redemptions by the following times for same day processing:

              SUBACCOUNT                           TIME
        Profunds Access High Yield Fund    3:20 p.m. Eastern Time
        Profunds UltraSector Funds         3:20 p.m. Eastern Time
        All other Profunds                 3:45 p.m. Eastern Time

Requests for Subaccount transactions received later than these times will be processed the following Business Day.

This Supplement should be retained with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp. If you do not have a current prospectus, please contact Ameritas at 1-800-255-9678.